TRADE ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 2,948	$ 5,795	$ 5,998
Deductions credited to income	(301)	(2,847)	(203)
Ending balance	$ 2,647	$ 2,948	$ 5,795